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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07117

                      Morgan Stanley Limited Duration Fund
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                 10036
(Address of principal executive offices)                            (Zip code)

                           Stefanie V. Chang Yu, Esq.
                                Managing Director
                     Morgan Stanley Investment Advisors Inc.
                                522 Fifth Avenue
                            New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397

Date of fiscal year end: 4/30

Date of reporting period: 7/1/09 - 6/30/10
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******************************* FORM N-PX REPORT *******************************

                           ICA File Number: 811-07117
                    Reporting Period: 07/01/2009 - 06/30/2010
                      Morgan Stanley Limited Duration Fund

              ======= MORGAN STANLEY LIMITED DURATION FUND =======

 "The Registrant held no securities during the period July 1, 2009 through June 30, 2010 which required proxy votes and therefore there are no voting records to report."

                            ========== END NPX REPORT
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                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgan Stanley Limited Duration Fund


By (Signature and Title)* /s/ Randy Takian
                          ------------------------------------------
                          Randy Takian
                          President and Principal Executive Officer

Date August 25, 2010

* Print the name and title of each signing officer under his or her signature.